Note Fair value measurement (Changes in level 3 assets and liabilities measured at fair value on a recurring basis) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 170,420		$ 204,959	$ 221,811
Gains (Losses) included in earnings	(8,519)		(36,716)	(25,514)
Gains (losses) included in OCI	(5)		9	11
Additions	10,483		8,037	12,196
Sales			(521)	(2,161)
Settlements	(230)		(1,096)	(1,384)
Transfers out of Level 3			(4,252)
Ending Balance	172,149		170,420	204,959
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	8,725		(18,947)	(4,788)
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(164,858)		(153,158)	(120,380)
Liabilitiy - Gains (Losses) included in earnings	(6,112)		(11,700)	(32,778)
Gains (losses) included in OCI	0		0	0
Additions	0		0	0
Sales			0	0
Settlements	170,970		0	0
Transfer out of Level 3			0
Ending Balance	0		(164,858)	(153,158)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	0		(11,700)	(32,778)
Contingent consideration
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(164,858)		(153,158)	(120,380)
Liabilitiy - Gains (Losses) included in earnings	(6,112)		(11,700)	(32,778)
Gains (losses) included in OCI	0		0	0
Additions	0		0	0
Sales			0	0
Settlements	170,970		0	0
Transfer out of Level 3			0
Ending Balance	0		(164,858)	(153,158)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	0	[1]	(11,700)	(32,778)
Debt securities available-for-sale | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,288		1,392	1,434
Gains (Losses) included in earnings	0		0	(3)
Gains (losses) included in OCI	(5)		9	11
Additions	0		0	0
Sales			0	0
Settlements	(50)		(25)	(50)
Transfers out of Level 3			(88)
Ending Balance	1,233		1,288	1,392
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0		0	0
Trading account debt securities | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	43		4,755	6,454
Gains (Losses) included in earnings	0		(124)	(86)
Gains (losses) included in OCI	0		0	0
Additions	0		332	1,128
Sales			(156)	(1,852)
Settlements	0		(876)	(889)
Transfers out of Level 3			(3,888)
Ending Balance	43		43	4,755
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0		(3)	(84)
Trading account debt securities | CMO
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	529		1,321	1,831
Gains (Losses) included in earnings	2		0	(4)
Gains (losses) included in OCI	0		0	0
Additions	260		44	233
Sales			(365)	(309)
Settlements	(180)		(195)	(430)
Transfers out of Level 3			(276)
Ending Balance	611		529	1,321
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	2		0	2
Trading account debt securities | Other
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	529		602	687
Gains (Losses) included in earnings	(44)		(73)	(85)
Gains (losses) included in OCI	0		0	0
Additions	0		0	0
Sales			0	0
Settlements	0		0	0
Transfers out of Level 3			0
Ending Balance	485		529	602
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	20		42	39
Mortgage Servicing Rights
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	168,031		196,889	211,405
Gains (Losses) included in earnings	(8,477)		(36,519)	(25,336)
Gains (losses) included in OCI	0		0	0
Additions	10,223		7,661	10,835
Sales			0	0
Settlements	0		0	(15)
Transfers out of Level 3			0
Ending Balance	169,777		168,031	196,889
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	$ 8,703		$ (18,986)	$ (4,745)

[1]
Effective May 22, 2018, the Corporation entered into a Termination Agreement with the FDIC to terminate the Corporation’s loss share arrangement ahead of their contractual maturities. Refer to Note 10 for additional information.